UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10341
                                                     ---------

                     UBS Tamarack International Fund, L.L.C.
        -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          51 W 52nd Street, 23rd Floor
                               New York, NY 10019
        -----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                          51 W 52nd Street, 23rd Floor
                               New York, NY 10019
        -----------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2008
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

                                                            UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                                      SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
---------------------------------------------------------------------------------------------------
                                                                                 SEPTEMBER 30, 2008


SHARES                                                                                FAIR VALUE
---------------------------------------------------------------------------------------------------

                    INVESTMENTS IN SECURITIES (119.39%)
                    -----------------------------------
                    COMMON STOCK (119.39%)
                    ----------------------
                    AIRLINES (2.97%)
 3,620,572          AER Lingus - (Ireland) *,**,(a)                                 $   7,221,615
                                                                                    -------------
                    BEVERAGES - WINES/SPIRITS (7.06%)
 2,712,694          C&C Group PLC - (Ireland) **                                        7,235,934
   588,119          Diageo PLC - (United Kingdom) **,(a)                                9,906,288
                                                                                    -------------
                                                                                       17,142,222
                                                                                    -------------
                    BUILDING PRODUCTS - CEMENT/AGGREGATE (4.07%)
   469,395          CRH PLC - (Ireland) **                                              9,890,051
                                                                                    -------------
                    COMMERCIAL BANKS - NON US (9.97%)
 1,879,993          Intesa Sanpaolo - (Italy) **                                       10,153,631
     1,617          Resona Holdings, Inc. - (Japan) **                                  2,072,940
 4,980,384          Turkiye Garanti Bankasi AS - (Turkey) **                           11,990,539
                                                                                    -------------
                                                                                       24,217,110
                                                                                    -------------
                    COMMERCIAL SERVICES (11.98%)
 9,300,535          EAG Ltd. - (United Kingdom) **,(a)                                 21,468,003
   513,965          Intertek Group PLC - (United Kingdom) **                            7,635,774
                                                                                    -------------
                                                                                       29,103,777
                                                                                    -------------
                    DIVERSIFIED BANKING (10.87%)
   119,299          BNP Paribas - (France) **                                          11,073,263
   628,936          HSBC Holdings PLC - (United Kingdom) **                            10,100,554
   333,600          HSBC Holdings PLC - (Hong Kong) **                                  5,233,211
                                                                                    -------------
                                                                                       26,407,028
                                                                                    -------------
                    DIVERSIFIED OPERATIONS (2.10%)
 1,822,855          Wharf Holdings Ltd. - (Hong Kong) **                                5,106,300
                                                                                    -------------
                    ENGINEERING/R&D SERVICES (0.73%)
   943,265          Singapore Technologies Engineering Ltd. - (Singapore) **            1,774,766
                                                                                    -------------
                    FINANCE - OTHER SERVICES (3.35%)
 1,454,443          IG Group Holdings PLC - (United Kingdom) **                         8,133,817
                                                                                    -------------
                    FOOD - MISCELLANEOUS/DIVERSIFIED (7.63%)
   277,913          Kerry Group PLC - (Ireland) **                                      8,119,719
   373,742          Unilever NV - (Netherlands) **,(a)                                 10,426,054
                                                                                    -------------
                                                                                       18,545,773
                                                                                    -------------
                    INSTRUMENTS - CONTROLS (3.30%)
   485,008          Rotork PLC - (United Kingdom) **,(a)                                8,009,553
                                                                                    -------------
                    MACHINERY - MATERIAL HANDLING (1.08%)
    14,392          TGE Marine AG - (Germany) *,**,(a)                                  2,629,414
                                                                                    -------------
                    MEDICAL - BIOMEDICAL/GENETICS (4.26%)
   183,163          Genmab A/S - (Denmark) *,**,(a)                                    10,344,685
                                                                                    -------------

                                                            UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                                      SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
---------------------------------------------------------------------------------------------------
                                                                                 SEPTEMBER 30, 2008


SHARES                                                                                FAIR VALUE
---------------------------------------------------------------------------------------------------

                    COMMON STOCK (CONTINUED)
                    ------------------------
                    MEDICAL - DRUGS (7.20%)
   147,432          Actelion Ltd. - (Switzerland) **,(a)                            $   7,508,020
    64,150          Roche Holding AG - (Switzerland) **,(a)                             9,983,656
                                                                                    -------------
                                                                                       17,491,676
                                                                                    -------------
                    MEDICAL PRODUCTS (3.18%)
   733,933          Smith & Nephew PLC - (United Kingdom) **,(a)                        7,731,395
                                                                                    -------------
                    MULTI-LINE INSURANCE (8.48%)
    75,998          Allianz SE-REG - (Germany) **                                      10,277,963
   314,477          Assicurazioni Generali SpA - (Italy) **                            10,327,666
                                                                                    -------------
                                                                                       20,605,629
                                                                                    -------------
                    MULTIMEDIA (3.15%)
   247,243          Vivendi - (France) **,(a)                                           7,647,335
                                                                                    -------------
                    OFFICE AUTOMATION & EQUIPMENT (3.08%)
    80,382          Neopost SA - (France) **                                            7,491,496
                                                                                    -------------
                    OIL COMPANIES - INTEGRATED (8.28%)
   556,026          BG Group PLC - (United Kingdom) **                                 10,039,648
   385,557          ENI SpA - (Italy) **                                               10,073,267
                                                                                    -------------
                                                                                       20,112,915
                                                                                    -------------
                    OIL REFINING & MARKETING (3.15%)
   400,116          DCC PLC - (Ireland) **,(a)                                          7,643,524
                                                                                    -------------
                    OPTICAL SUPPLIES (3.19%)
   157,036          Essilor International SA - (France) **,(a)                          7,744,598
                                                                                    -------------
                    PUBLISHING - PERIODICALS (3.19%)
   387,777          Wolters Kluwer NV - (Netherlands) *,**,(a)                          7,753,688
                                                                                    -------------
                    REITS - DIVERSIFIED (0.23%)
 1,859,868          Cambridge Industrial Trust - (Singapore) **                           565,883
                                                                                    -------------
                    TELECOMMUNICATIONS SERVICES (3.87%)
 2,395,583          Telecity Group PLC - (United Kingdom) *,**,(a)                      9,393,942
                                                                                    -------------
                    TEXTILE - APPAREL (0.03%)
   118,419          Far Eastern Textile Co., Ltd. - (Taiwan) **                            81,715
                                                                                    -------------
                    TRANSPORTATION SERVICES (2.99%)
   265,525          TNT NV - (Netherlands) **,(a)                                       7,272,920
                                                                                    -------------
                    TOTAL COMMON STOCK (Cost $317,987,958)                            290,062,827
                                                                                    -------------
                    INVESTMENTS IN SECURITIES (Cost $317,987,958)                     290,062,827
                                                                                    -------------
                    SECURITIES SOLD, NOT YET PURCHASED ((23.82)%)
                    ---------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED ((23.82)%)
                    -----------------------------------------------

                    APPAREL MANUFACTURERS ((0.12)%)
   (12,122)         Hugo Boss AG - (Germany) **                                          (289,973)
                                                                                    -------------

                                                            UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                                      SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
---------------------------------------------------------------------------------------------------
                                                                                 SEPTEMBER 30, 2008


SHARES                                                                                FAIR VALUE
---------------------------------------------------------------------------------------------------

                    COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                    ------------------------------------------------
                    APPLICATIONS SOFTWARE ((1.36)%)
(1,530,462)         Misys PLC - (United Kingdom) **                                 $  (3,314,460)
                                                                                    -------------
                    AUTO - CARS/LIGHT TRUCKS ((1.37)%)
    (8,555)         Volkswagen AG - (Germany) **                                       (3,340,790)
                                                                                    -------------
                    BREWERY ((1.31)%)
   (42,390)         Carlsberg A/S - (Denmark) **                                       (3,176,178)
                                                                                    -------------
                    BUILDING & CONSTRUCTION PRODUCTS - MISCELLANEOUS ((1.34)%)
  (122,296)         Wienerberger AG - (Austria) **                                     (3,260,448)
                                                                                    -------------
                    BUILDING PRODUCTS - CEMENT/AGGREGATE ((2.57)%)
  (619,336)         Boral Ltd. - (Australia) **                                        (2,989,814)
   (31,315)         Lafarge SA - (France) **                                           (3,245,777)
                                                                                    -------------
                                                                                       (6,235,591)
                                                                                    -------------
                    COMMERCIAL BANKS - NON US ((3.26)%)
   (87,671)         Australia & New Zealand Banking Group Ltd. - (Australia) **        (1,296,653)
   (88,990)         Otp Bank Nyrt. - (Hungary) **                                      (3,158,400)
  (152,698)         Swedbank AB - (Sweden) **                                          (1,921,659)
   (91,106)         Westpac Banking Corp. - (Australia) **                             (1,543,646)
                                                                                    -------------
                                                                                       (7,920,358)
                                                                                    -------------
                    COMPUTER AIDED DESIGN ((1.31)%)
   (60,103)         Dassault Systemes SA - (France) **                                 (3,176,868)
                                                                                    -------------
                    GAMBLING (NON-HOTEL) ((1.89)%)
(1,104,553)         William Hill PLC - (United Kingdom) **                             (4,597,136)
                                                                                    -------------
                    HOTELS & MOTELS ((1.38)%)
  (272,459)         Intercontinental Hotels Group PLC - (United Kingdom) **            (3,341,208)
                                                                                    -------------
                    MULTIMEDIA ((1.60)%)
  (175,283)         Thomson Reuters PLC - (United Kingdom) **                          (3,877,265)
                                                                                    -------------
                    PUBLISHING - NEWSPAPERS ((0.98)%)
  (420,092)         Daily Mail & General Trust PLC - (United Kingdom) **               (2,388,631)
                                                                                    -------------
                    REITS - DIVERSIFIED ((2.75)%)
  (191,741)         Hammerson PLC - (United Kingdom) **                                (3,318,549)
  (196,710)         Liberty International PLC - (United Kingdom) **                    (3,360,721)
                                                                                    -------------
                                                                                       (6,679,270)
                                                                                    -------------
                    RETAIL - BOOKSTORE ((0.55)%)
  (197,394)         WH Smith PLC - (United Kingdom) **                                 (1,326,445)
                                                                                    -------------
                    RETAIL - CONSUMER ELECTRONICS ((0.37)%)
   (92,142)         JB Hi-Fi Ltd. - (Australia) **                                       (889,622)
                                                                                    -------------
                    RETAIL - MAJOR DEPARTMENT STORES ((0.38)%)
(1,074,644)         Debenhams PLC - (United Kingdom) **                                  (933,798)
                                                                                    -------------

                                                            UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                                      SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
---------------------------------------------------------------------------------------------------
                                                                                 SEPTEMBER 30, 2008


SHARES                                                                                FAIR VALUE
---------------------------------------------------------------------------------------------------

                    COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                    ------------------------------------------------
                    TELECOMMUNICATIONS EQUIPMENT ((1.28)%)
(822,021)           Alcatel SA - (France) **                                        $  (3,114,101)
                                                                                    -------------
                    TOTAL COMMON STOCK SOLD, NOT YET PURCHASED
                      (Proceeds $(68,121,981))                                        (57,862,142)
                                                                                    -------------
                    SECURITIES SOLD, NOT YET PURCHASED (Proceeds $(68,121,981))       (57,862,142)
                                                                                    -------------
                    DERIVATIVE CONTRACTS (13.90%)
                    -----------------------------
                    CURRENCY FORWARDS (13.90%)
                    Purchase Contracts                                                (12,619,224)
                    Sale Contracts                                                     46,381,955
                                                                                    -------------
                    TOTAL CURRENCY FORWARDS --                                         33,762,731
                                                                                    -------------
                    TOTAL DERIVATIVE CONTRACTS - NET --                                33,762,731
                                                                                    -------------
          TOTAL NET INVESTMENTS IN SECURITIES -- 109.47%                              265,963,416
                                                                                    -------------
          OTHER LIABILITIES IN EXCESS OF OTHER ASSETS -- (9.47)%                      (23,008,296)
                                                                                    -------------
          TOTAL NET ASSETS -- 100.00%                                               $ 242,955,120
                                                                                    =============

*    Non income-producing security.
**   Foreign
(a)  Partially or wholly held  ($183,221,231  total  market  value) in a pledged account  by the  Custodian  as  collateral  for  securities  sold,  not yet purchased.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2008

DERIVATIVE CONTRACTS
--------------------

FOREIGN CURRENCY FORWARDS
-------------------------
UBS TAMARACK INTERNATIONAL FUND, L.L.C. HAD THE FOLLOWING OPEN FOREIGN CURRENCY FORWARDS AS OF SEPTEMBER 30, 2008:
----------------------------------

                              Value on                                             Net
Open Foreign Currency        Settlement                                         Unrealized
Purchase Contracts              Date              Current Value          Appreciation/(Depreciation)
---------------------------------------------------------------------------------------------------
British Pounds
expiring 11/14/08            $   179,902,685     $   178,071,658          $   (1,831,027)
---------------------------------------------------------------------------------------------------
Danish Krone
expiring 11/14/08                 55,437,687          54,747,709                (689,978)
---------------------------------------------------------------------------------------------------
Euros
expiring 11/14/08                308,848,655         301,064,584              (7,784,071)
---------------------------------------------------------------------------------------------------
Norwegian Krone
expiring 11/14/08                  6,666,062           6,604,624                 (61,438)
---------------------------------------------------------------------------------------------------
Swedish Krona
expiring 11/14/08                  6,384,566           6,117,705                (266,861)
---------------------------------------------------------------------------------------------------
Swiss Francs
expiring 11/14/08                106,929,442         104,943,593              (1,985,849)
---------------------------------------------------------------------------------------------------

                                                                          $  (12,619,224)
                                                                          ==============


                              Value on                                             Net
Open Foreign Currency        Settlement                                         Unrealized
Sale Contracts                 Date              Current Value          Appreciation/(Depreciation)
---------------------------------------------------------------------------------------------------
British Pounds
expiring 11/14/08               (256,496,204)       (239,823,442)             16,672,762
---------------------------------------------------------------------------------------------------
Danish Krone
expiring 11/14/08                (66,233,901)        (61,236,477)              4,997,424
---------------------------------------------------------------------------------------------------
Euros
expiring 11/14/08               (433,072,183)       (413,198,244)             19,873,939
---------------------------------------------------------------------------------------------------
Norwegian Krone
expiring 11/14/08                 (6,762,851)         (6,604,624)                158,227
---------------------------------------------------------------------------------------------------
Swedish Krona
expiring 11/14/08                 (4,506,856)         (4,374,408)                132,448
---------------------------------------------------------------------------------------------------
Swiss Francs
expiring 11/14/08               (125,269,635)       (120,722,480)              4,547,155
---------------------------------------------------------------------------------------------------

                                                                         $    46,381,955
                                                                         ===============
Total net unrealized appreciation on foreign currency forwards           $    33,762,731
                                                                         ===============


The Fund had outstanding Taiwan Dollar denominated currency used to purchase Taiwanese equity investments. The unrealized Loss on this foreign denominated currency was $63,294 at September 30, 2008.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2008


                                                              September 30, 2008
Investments in Securities - By Country              Percentage of Net Assets (%)
--------------------------------------              ----------------------------
United Kingdom                                                  27.15%
Ireland                                                         16.51%
Italy                                                           12.58%
Netherlands                                                     10.48%
France                                                          10.05%
Switzerland                                                      7.20%
Turkey                                                           4.94%
Hong Kong                                                        4.26%
Germany                                                          3.81%
Denmark                                                          2.95%
Singapore                                                        0.96%
Japan                                                            0.85%
Taiwan                                                           0.03%
Sweden                                                         (0.79%)
Hungary                                                        (1.30%)
Austria                                                        (1.34%)
Australia                                                      (2.77%)



Investments in Foreign Currency                               September 30, 2008
Forwards - By Currency                              Percentage of Net Assets (%)
-------------------------------                     ----------------------------
British Pounds                                                   6.12%
Euros                                                            4.98%
Danish Krone                                                     1.77%
Swiss Francs                                                     1.05%
Norwegian Krone                                                  0.04%
Swedish Krona                                                  (0.06%)

(UNAUDITED)
The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund's assets at fair value:

------------------------------------------------------------------------------------------------------------------------
                                                        INVESTMENTS IN       SECURITIES SOLD, NOT       OTHER FINANCIAL
VALUATION INPUTS                                          SECURITIES             YET PURCHASED            INSTRUMENTS*
------------------------------------------------------------------------------------------------------------------------
LEVEL 1 - QUOTED PRICES                                   $ 290,062,827           $ (57,862,142)          $           -
-----------------------------------------------------------------------------------------------------------------------
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS             $           -           $           -           $  76,786,752
-----------------------------------------------------------------------------------------------------------------------
LEVEL 3 - OTHER SIGNIFICANT UNOBSERVABLE INPUTS           $           -           $           -           $           -
-----------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET                         $           -           $           -           $           -
-----------------------------------------------------------------------------------------------------------------------
   TOTAL                                                  $ 290,062,827           $ (57,862,142)          $  76,786,752
-----------------------------------------------------------------------------------------------------------------------

* Other Financial Instruments includes Foreign Currency Forwards and Foreign Currency Cash

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   UBS Tamarack International Fund, L.L.C.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date    November 21, 2008
     ---------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date    November 21, 2008
     ---------------------------------------------------------------------------

By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer


Date    November 21, 2008
     ---------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.